SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT (NO. 333-177613)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 26	[X]
and
REGISTRATION STATEMENT (NO. 811-22619) UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 29	[X]

VANGUARD CHARLOTTE FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant's Telephone Number (610) 669-1000

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)

[X]on April 15, 2020, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2) [] on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 26 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 29 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the "Registration Statement") of Vanguard Charlotte Funds (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 15, 2020, the pending effective date of the Trust's 23rd Post-Effective Amendment. By way of further background:

∙Post-Effective Amendment No. 24 was filed under Rule 485(b)(1)(iii) on February 21, 2020, for the sole purpose of extending to March 18, 2020, the then-pending effective date of Post-Effective Amendment No. 23.

∙Post-Effective Amendment No. 23 was filed under Rule 485(a) on December 5, 2019, for the purpose of adding Vanguard Total International Bond II Index Fund, a new series of the Trust, which will be offered in an Investor Share Class, an Admiral Share Class, and an Institutional Share Class. Post-Effective Amendment No. 23 originally requested that the Amendment become effective February 25, 2020.

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 23 to the Registrant's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 17th day of March, 2020.

VANGUARD CHARLOTTE FUNDS

BY:______/s/ Mortimer J. Buckley*____________

Mortimer J. Buckley

Chariman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ MORTIMER J. BUCKLEY*	Trustee	March 17, 2020
Mortimer J. Buckley
/S/ EMERSON U. FULLWOOD*	Trustee	March 17, 2020
Emerson U. Fullwood
/S/ AMY GUTMANN*	Trustee	March 17, 2020
Amy Gutmann
/S/ F. JOSEPH LOUGHREY*	Trustee	March 17, 2020
F. Joseph Loughrey
/S/MARK LOUGHRIDGE*	Trustee	March 17, 2020
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	March 17, 2020
Scott C. Malpass
/s/ DEANNA MULLIGAN*	Trustee	March 17, 2020
Deanna Mulligan
/S/ ANDRÉ F. PEROLD*	Trustee	March 17, 2020
André F. Perold
/s/ SARAH BLOOM RASKIN*	Trustee	March 17, 2020
Sarah Bloom Raskin
/S/ PETER F. VOLANAKIS*	Trustee	March 17, 2020
Peter F. Volanakis
/S/ JOHN BENDL*	Chief Financial Officer	March 17, 2020
John Bendl
*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see File Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see File Number 811-02554). Incorporated by Reference.